CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended													160 Months Ended	169 Months Ended
	May 31, 2012	Aug. 31, 1998	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2006	Aug. 31, 2005	Aug. 31, 2004	Aug. 31, 2003	Aug. 31, 2002	Aug. 31, 2001	Aug. 31, 2000	Aug. 31, 1999	Aug. 31, 2011	May 31, 2012
Common stock and warrants issued							$ 3,395,955	$ 500,000	$ 500,000
Discount on convertible promissory note due to detachable warrants			547,050
Dividend paid - spin off of MircoChannel Technologies Corporation								(400,000)
Discount on convertible promissory note due to beneficial conversion feature			452,950
Comprehensive income (loss)
Foreign currency translation adjustments						(10,693)	12,504	(1,811)
Net loss	(639,758)	(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)	(9,605,155)	(11,572,829)
Exercise of stock options				30,800
Net loss	(639,758)	(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)	(9,605,155)	(11,572,829)
Ending Balance	1,483,164	140,674	1,483,164	2,265,896	349,392	2,528,790	2,941,589	1,414,622	207,202	(134,816)	(31,674)	(11,887)	(17,557)	37,378	50,282	62,728	2,265,896	1,483,164
Stock Issued
Stock based compensation			193,185	2,855,630	661,040	183,312	3,600,303
Stock Issued | Third Party
Common stock issued		150,000
Stock Issued | Management Services | Related Party Transactions
Restricted common stock issued		3,000										103,332
Stock Issued | First Issuance | Management Services | Related Party Transactions
Restricted common stock issued												80,000
Stock Issued | Second Issuance | Management Services | Related Party Transactions
Restricted common stock issued												23,332
Stock Issued | Class A Warrants
Exercise of Warrants								500,000
Stock Issued | Class B Warrants
Exercise of Warrants								550,000
Stock Issued | Class C Warrants
Exercise of Warrants							10,000	490,000
Stock Issued | Class D Warrants
Exercise of Warrants							11,000	484,000
Stock Issued | Class E Warrants
Exercise of Warrants						12,000		528,000
Stock Issued | Class F Warrants
Exercise of Warrants				3,954,375		1,032,500	218,750
Stock Issued Reversal
Stock based compensation			(8,243)	(1,304,551)	(478,971)	(3,591,093)
ASC 815-40
Cumulative adjustment upon adoption of ASC 815-40					(2,128,331)
Comprehensive Income (Loss)
Comprehensive income (loss)
Foreign currency translation adjustments						(10,693)	12,504	(1,811)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Total comprehensive income (loss)		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,950,482	(5,709,041)	(1,444,580)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Total comprehensive income (loss)		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,950,482	(5,709,041)	(1,444,580)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Common Stock
Common stock and warrants issued (in shares)							1,225,000	333,333	1,000,000
Common stock and warrants issued							1,225	333	1,000
Rounding due to reverse one for three stock split effective March 16, 2011				(3)
Comprehensive income (loss)
Exercise of stock options (in shares)				50,318
Exercise of stock options				50
Ending Balance (in shares)	20,638,360	3,375,000	20,638,360	20,638,360	19,533,533	19,533,533	19,251,533	17,954,866	14,708,200	13,708,200	13,708,200	13,708,200	3,375,000	3,375,000	3,375,000	3,375,000	20,638,360	20,638,360
Ending Balance	20,638	3,375	20,638	20,638	19,533	19,533	19,251	17,955	14,708	13,708	13,708	13,708	3,375	3,375	3,375	3,375	20,638	20,638
Common Stock | Stock Issued | Third Party
Common stock issued (in shares)		375,000
Common stock issued		375
Common Stock | Stock Issued | Management Services | Related Party Transactions
Restricted common stock issued (in shares)		3,000,000										10,333,200
Restricted common stock issued		3,000										10,333
Common Stock | Stock Issued | First Issuance | Management Services | Related Party Transactions
Restricted common stock issued (in shares)												8,000,000
Restricted common stock issued												8,000
Common Stock | Stock Issued | Second Issuance | Management Services | Related Party Transactions
Restricted common stock issued (in shares)												2,333,200
Restricted common stock issued												2,333
Common Stock | Stock Issued | Class A Warrants
Exercise of Warrants (in shares)								1,000,000
Exercise of Warrants								1,000
Common Stock | Stock Issued | Class B Warrants
Exercise of Warrants (in shares)								1,000,000
Exercise of Warrants								1,000
Common Stock | Stock Issued | Class C Warrants
Exercise of Warrants (in shares)							6,667	326,667
Exercise of Warrants							7	327
Common Stock | Stock Issued | Class D Warrants
Exercise of Warrants (in shares)							6,667	293,333
Exercise of Warrants							7	293
Common Stock | Stock Issued | Class E Warrants
Exercise of Warrants (in shares)						6,667		293,333
Exercise of Warrants						7		293
Common Stock | Stock Issued | Class F Warrants
Exercise of Warrants (in shares)				1,054,512		275,333	58,333
Exercise of Warrants				1,055		275	58
Additional Paid-in Capital
Common stock and warrants issued							3,394,730	499,667	499,000
Discount on convertible promissory note due to detachable warrants			547,050
Discount on convertible promissory note due to beneficial conversion feature			452,950
Comprehensive income (loss)
Exercise of stock options				30,750
Ending Balance	13,778,126	149,625	13,778,126	12,593,184	7,058,035	8,661,526	11,025,089	3,790,377	741,624	242,624	242,624	242,624	149,625	149,625	149,625	149,625	12,593,184	13,778,126
Additional Paid-in Capital | Stock Issued
Stock based compensation			193,185	2,855,630	661,040	183,312	3,600,303
Additional Paid-in Capital | Stock Issued | Third Party
Common stock issued		149,625
Additional Paid-in Capital | Stock Issued | Management Services | Related Party Transactions
Restricted common stock issued												92,999
Additional Paid-in Capital | Stock Issued | First Issuance | Management Services | Related Party Transactions
Restricted common stock issued												72,000
Additional Paid-in Capital | Stock Issued | Second Issuance | Management Services | Related Party Transactions
Restricted common stock issued												20,999
Additional Paid-in Capital | Stock Issued | Class A Warrants
Exercise of Warrants								499,000
Additional Paid-in Capital | Stock Issued | Class B Warrants
Exercise of Warrants								549,000
Additional Paid-in Capital | Stock Issued | Class C Warrants
Exercise of Warrants							9,993	489,673
Additional Paid-in Capital | Stock Issued | Class D Warrants
Exercise of Warrants							10,993	483,707
Additional Paid-in Capital | Stock Issued | Class E Warrants
Exercise of Warrants						11,993		527,707
Additional Paid-in Capital | Stock Issued | Class F Warrants
Exercise of Warrants				3,953,320		1,032,225	218,692
Additional Paid-in Capital | Stock Issued Reversal
Stock based compensation			(8,243)	(1,304,551)	(478,971)	(3,591,093)
Additional Paid-in Capital | ASC 815-40
Cumulative adjustment upon adoption of ASC 815-40					(1,785,560)
Accumulated Other Comprehensive Income (Loss)
Comprehensive income (loss)
Foreign currency translation adjustments						(10,693)	12,504	(1,811)
Ending Balance							10,693	(1,811)
Deficit Accumulated During the Development Stage
Dividend paid - spin off of MircoChannel Technologies Corporation								(400,000)
Comprehensive income (loss)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Ending Balance	(12,315,600)	(12,326)	(12,315,600)	(10,347,926)	(6,728,176)	(6,152,269)	(8,113,444)	(2,391,899)	(549,130)	(391,148)	(288,006)	(268,219)	(170,557)	(115,622)	(102,718)	(90,272)	(10,347,926)	(12,315,600)
Deficit Accumulated During the Development Stage | ASC 815-40
Cumulative adjustment upon adoption of ASC 815-40					$ (342,771)